Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding	Dec. 31, 2022 USD ($) $ / shares shares
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	127,785,195
Shares Issued	106,949,326
Liquidation Preference (in Dollars per share) | $ / shares	$ 1,582,562
Carrying Value (in Dollars) | $	$ 279,503
Series A Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	19,106,048
Shares Issued	19,106,048
Liquidation Preference (in Dollars per share) | $ / shares	$ 28,239
Carrying Value (in Dollars) | $	$ 4,967
Series B Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	33,702,134
Shares Issued	33,702,134
Liquidation Preference (in Dollars per share) | $ / shares	$ 66,360
Carrying Value (in Dollars) | $	$ 11,038
Series C Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	5,687,525
Shares Issued	5,687,525
Liquidation Preference (in Dollars per share) | $ / shares	$ 38,163
Carrying Value (in Dollars) | $	$ 11,837
Series C-1 Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	4,436,090
Shares Issued	4,436,090
Liquidation Preference (in Dollars per share) | $ / shares	$ 89,298
Carrying Value (in Dollars) | $	$ 16,061
Series D Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	20,258,299
Shares Issued	20,258,299
Liquidation Preference (in Dollars per share) | $ / shares	$ 527,992
Carrying Value (in Dollars) | $	$ 85,648
Series D-1 Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	8,418,535
Shares Issued	8,418,535
Liquidation Preference (in Dollars per share) | $ / shares	$ 277,812
Carrying Value (in Dollars) | $	$ 49,957
Series D-2 Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	8,418,530
Shares Issued	8,418,530
Liquidation Preference (in Dollars per share) | $ / shares	$ 277,811
Carrying Value (in Dollars) | $	$ 49,949
Series D-3 Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	6,922,165
Shares Issued	6,922,165
Liquidation Preference (in Dollars per share) | $ / shares	$ 276,887
Carrying Value (in Dollars) | $	$ 50,046
Series D-3A Preferred Stock [Member]
Schedule of preferred stock authorized, issued and outstanding [Abstract]
Shares Authorized	20,835,869
Shares Issued
Liquidation Preference (in Dollars per share) | $ / shares
Carrying Value (in Dollars) | $